Basis of Presentation and General Infomation (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Schedule of revenue by major charterer
	Year ended December 31,
	2012	2013	2014

Customer A	-	-	14%
Customer B	49%	33%	18%
Customer C	18%	-	-
Customer D	12%	-	-
Customer E	-	13%	12%
Customer F	-	18%	30%
Customer G	-	12%	14%